Disaggregated revenue - Performance obligations (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021
Disclosure of performance obligations [line items]
Performance obligations	$ 58,947
2022
Disclosure of performance obligations [line items]
Performance obligations	34,060
2023 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	15,505
Subscription revenue | 2021
Disclosure of performance obligations [line items]
Performance obligations	57,212
Subscription revenue | 2022
Disclosure of performance obligations [line items]
Performance obligations	34,060
Subscription revenue | 2023 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	15,505
Professional services | 2021
Disclosure of performance obligations [line items]
Performance obligations	1,735
Professional services | 2022
Disclosure of performance obligations [line items]
Performance obligations	0
Professional services | 2023 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	$ 0